American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2024

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.1%
Focused Dynamic Growth Fund G Class(2)	395,994	22,591,482
Focused Large Cap Value Fund G Class	13,614,057	139,816,370
Growth Fund G Class	1,800,211	97,715,446
Heritage Fund G Class	2,002,253	54,921,805
Mid Cap Value Fund G Class	4,545,477	71,409,444
Select Fund G Class	146,007	16,044,734
Small Cap Growth Fund G Class(2)	1,245,530	25,944,386
Small Cap Value Fund G Class	2,502,315	26,024,071
Sustainable Equity Fund G Class	3,144,051	157,611,289
		612,079,027
Domestic Fixed Income Funds — 27.1%
Diversified Bond Fund G Class	27,543,535	245,137,463
High Income Fund G Class	7,196,411	60,737,707
Inflation-Adjusted Bond Fund G Class	5,309,155	54,153,376
Short Duration Fund G Class	1,448,276	13,975,865
Short Duration Inflation Protection Bond Fund G Class	1,132,904	11,498,979
		385,503,390
International Equity Funds — 18.8%
Emerging Markets Fund G Class	4,464,581	47,904,952
Global Real Estate Fund G Class	2,120,732	24,854,974
International Growth Fund G Class	6,589,362	80,522,004
International Small-Mid Cap Fund G Class	2,704,347	26,367,381
International Value Fund G Class	6,832,127	58,824,610
Non-U.S. Intrinsic Value Fund G Class	3,083,939	28,927,348
		267,401,269
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	3,942,202	34,257,735
Global Bond Fund G Class	14,214,964	121,395,789
		155,653,524
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,265,344,254)		1,420,637,210
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,420,637,210

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$25,389	—	$3,439	$642	$22,592	396	$2,444	—
Focused Large Cap Value Fund	138,036	$11,815	12,820	2,785	139,816	13,614	134	$5,119
Growth Fund	82,490	22,993	14,418	6,650	97,715	1,800	2,688	4,311
Heritage Fund	62,060	3,432	12,339	1,769	54,922	2,002	3,370	377
Mid Cap Value Fund	75,833	5,924	8,125	(2,223)	71,409	4,545	351	3,834
Select Fund	—	16,038	618	625	16,045	146	39	754
Small Cap Growth Fund(3)	18,107	9,281	2,509	1,065	25,944	1,246	(188)	—
Small Cap Value Fund	18,754	9,806	2,999	463	26,024	2,502	249	361
Sustainable Equity Fund	165,999	9,534	27,250	9,328	157,611	3,144	3,110	3,944
Diversified Bond Fund	259,709	27,400	41,148	(823)	245,138	27,544	(7,441)	8,986
High Income Fund	63,791	4,124	9,271	2,094	60,738	7,196	(1,351)	3,323
Inflation-Adjusted Bond Fund	54,691	3,995	3,166	(1,367)	54,153	5,309	(552)	1,877
Short Duration Fund	10,613	3,376	—	(13)	13,976	1,448	—	469
Short Duration Inflation Protection Bond Fund	8,558	2,918	—	23	11,499	1,133	—	293
Emerging Markets Fund	51,793	2,517	6,288	(117)	47,905	4,465	(240)	1,191
Global Real Estate Fund	25,260	1,872	2,088	(189)	24,855	2,121	(287)	898
International Growth Fund	79,893	7,937	6,108	(1,200)	80,522	6,589	288	1,410
International Small-Mid Cap Fund	26,298	1,730	2,423	762	26,367	2,704	(492)	572
International Value Fund	56,565	5,021	3,655	894	58,825	6,832	210	3,138
Non-U.S. Intrinsic Value Fund	31,216	4,170	3,054	(3,405)	28,927	3,084	(109)	3,636
Emerging Markets Debt Fund	36,558	1,888	3,594	(594)	34,258	3,942	(612)	1,657
Global Bond Fund	109,099	22,433	11,252	1,116	121,396	14,215	(2,205)	3,093
Disciplined Growth Fund	31,217	105	20,814	(10,508)	—	—	11,531	105
International Bond Fund(3)	6,747	971	8,785	1,067	—	—	(1,062)	—
	$1,438,676	$179,280	$206,163	$8,844	$1,420,637	115,977	$9,875	$49,348
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.